Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 42,735	$ 128,224
Financial assets at fair value through other comprehensive income	120,317	338,102
Financial assets at fair value	163,052	466,326
Financial assets at fair value	17,987,228	15,034,220
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	120,317	338,102
Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	42,735	128,224
Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	42,735	128,224
Level 1 [member] | Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	42,735	128,224
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	120,317	338,102
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 120,317	$ 338,102